RELATED PARTIES (Details 1) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Allowance for doubtful accounts	€ (850)	€ (850)
Accounts Receivable, net	165	286
Accounts Payable	62	290
Sirton [Member]
Accounts Receivable	850	850
Accounts Payable	5	5
Finsirton [Member]
Accounts Receivable	9	256
Accounts Payable	57	285
Sigma Tau [Member]
Accounts Receivable	156	30
Accounts Payable	€ 0	€ 0